Contingencies, commitments and restrictions on the distribution of profits - Brazil Concession Agreement (Details) - USD ($) $ in Billions		12 Months Ended
	May 20, 2021	Dec. 31, 2012
Natal Concession Agreement
Schedule Of Commitment [Line Items]
Initial term of concession agreement		28 years
Brasilia Concession Agreement
Schedule Of Commitment [Line Items]
Initial term of concession agreement		25 years
Concession agreement extension period		5 years
Legal proceedings, claim payments	$ 2,045